Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 Income Taxes:

At December 31, 2013, the Company has a net operating loss carry-forward of approximately $3,300,000 available to offset future taxable income expiring through 2033. Utilization of these net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

The valuation allowance at December 31, 2013 was $1,264,000. The net change in valuation allowance during the year ended December 31, 2013 was a decrease of $733,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, Management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2013 and 2012.

Significant deferred tax assets at December 31, 2013 and 2012 are as follows:

	2013	2012
Gross deferred tax assets:
Net operating loss carryforward	$1,264,000	$1,997,000
Total deferred tax assets	1,264,000	1,997,000
Less: valuation allowance	(1,264,000)	(1,997,000)
Deferred tax asset – net	$-	$-

There was no income tax expense for the years ended December 31, 2013 and 2012 due to the Company’s utilization of net operating losses in 2013 and a net loss in 2012. The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2013 and 2012, (computed by applying the Federal Corporate tax rate of 34% to income (loss) before tax and 6.75% for State Corporate taxes for the years ended December 31, 2013 and 2012, the blended rate used was 38% for the years ended December 31, 2013 and 2012, as follows:

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax expense benefit as follows:

	December 31, 2013	December 31, 2012
	%	%
U.S. federal statutory rate	(31)	(31)
State income tax, net of federal benefit	(7)	(7)
Non-deductible stock compensation	22	-
Change in fair value of derivative expense	4	-
Amortization of debt discount and issuance costs	9	-
Impairment loss	6	-
Deferred tax true-up	(12)	-
Utilization of NOL	(2)	-
Other permanent differences	(1)	-
Change in valuation allowance	12	38
Income tax provision (benefit)	-	-

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the Company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740. The 2010 through 2013 tax years remain subject to examination.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as “Other expenses – Interest” in the statement of operations. Penalties would be recognized as a component of “General and administrative.”

No interest or penalties on unpaid tax were recorded during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.